Equity-accounted Investments (Tables)	12 Months Ended
Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Condensed Summary of Company's Investments in and Advances to Joint Ventures
A condensed summary of the Company’s investments in equity-accounted investees by segment is as follows (in thousands of U.S. dollars, except percentages):

		As at December 31,
Investments in Equity-accounted Investees (1)	Ownership Percentage	2017 $	2016 $
Teekay Offshore (2)
Libra Joint Venture	50%	—	69,972
Itajai	50%	—	71,827
Teekay LNG - Liquefied Gas
Angola LNG Carriers	33%	73,316	63,673
Pan Union Joint Venture	20% - 30%	38,298	33,594
Exmar LNG Joint Venture	50%	79,915	79,577
Exmar LPG Joint Venture	50%	157,926	165,064
RasGas3 Joint Venture	40%	123,034	173,037
Teekay LNG - Marubeni Joint Venture	52%	335,897	294,764
Yamal LNG Joint Venture	50%	194,715	152,927
Bahrain LNG Joint Venture	30%	77,786	64,003
Teekay Tanker - Conventional Tankers
TIL	11%	—	47,710
Wah Kwong Joint Venture	50%	24,546	22,025
Teekay Parent - Offshore Production
Sevan	44%	15,589	22,180
Teekay Parent - Other
Teekay Offshore (2) (note 3)	14%	208,871	—
TOO GP (2) (note 3)	51%	4,061	—
Teekay Parent - Conventional Tankers
TIL	8%	—	36,699
Other	50%	1,169	2,802
		1,335,123	1,299,854

(1)
Investments in equity-accounted investees is presented in current portion of loans to equity-accounted investees, loans to equity-accounted investees, equity-accounted investments and advances from affiliates in the Company’s consolidated balance sheets.

(2)	The results included for Teekay Offshore are from the date of deconsolidation on September 25, 2017. Itajai and Libra Joint Venture results were included up until September 25, 2017.

Condensed Summary of Company's Financial Information for Joint Venture
A condensed summary of the Company’s financial information for equity-accounted investments (14% to 52%-owned) shown on a 100% basis are as follows:

	As at December 31,
	2017	2016
Cash and restricted cash	555,566	500,355
Other assets - current	370,790	150,378
Vessels and equipment, including vessels related to capital leases and advances on newbuilding contracts	8,056,504	4,655,170
Net investment in direct financing leases	1,973,307	1,776,954
Other assets - non-current	500,108	74,096
Current portion of long-term debt and obligations related to capital leases	764,098	360,942
Other liabilities - current	593,968	160,312
Long-term debt and obligations related to capital leases	5,957,406	4,208,214
Other liabilities - non-current	751,416	213,060

	Year Ended December 31,
	2017	2016	2015
Revenues	980,078	882,650	985,318
Income from vessel operations	258,006	365,472	433,023
Realized and unrealized (loss) gain on non-designated derivative instruments	(17,438)	(10,900)	(38,955)
Net income	38,646	239,766	275,259